Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.82%
Aerospace & Defense–1.17%
Textron, Inc.	181,115	$17,374,362
Air Freight & Logistics–2.11%
FedEx Corp.	108,341	31,390,721
Apparel, Accessories & Luxury Goods–0.27%
Ralph Lauren Corp.(b)	21,701	4,074,580
Asset Management & Custody Banks–1.49%
State Street Corp.	285,637	22,085,453
Automobile Manufacturers–0.63%
General Motors Co.	204,898	9,292,124
Biotechnology–0.37%
AbbVie, Inc.(b)	30,309	5,519,269
Broadline Retail–1.22%
eBay, Inc.	342,353	18,069,391
Building Products–2.11%
Johnson Controls International PLC	479,397	31,314,212
Cable & Satellite–1.74%
Charter Communications, Inc., Class A(b)(c)	35,983	10,457,739
Comcast Corp., Class A	356,167	15,439,840
		25,897,579
Casinos & Gaming–1.25%
Las Vegas Sands Corp.	359,797	18,601,505
Communications Equipment–2.95%
Cisco Systems, Inc.	513,872	25,647,351
F5, Inc.(c)	95,532	18,111,912
		43,759,263
Construction Machinery & Heavy Transportation Equipment– 2.60%
Caterpillar, Inc.	56,116	20,562,586
Wabtec Corp.	124,260	18,102,197
		38,664,783
Diversified Banks–8.73%
Bank of America Corp.	1,067,435	40,477,135
Citigroup, Inc.	350,382	22,158,158
Fifth Third Bancorp(b)	541,668	20,155,466
Wells Fargo & Co.	809,435	46,914,853
		129,705,612
Electrical Components & Equipment–3.43%
Eaton Corp. PLC	87,251	27,281,642
Emerson Electric Co.	208,016	23,593,175
		50,874,817
Fertilizers & Agricultural Chemicals–1.88%
CF Industries Holdings, Inc.	173,834	14,464,727
Corteva, Inc.	232,606	13,414,388
		27,879,115
Shares		Value
Food Distributors–1.33%
Sysco Corp.	242,900	$19,718,622
Health Care Distributors–1.00%
Henry Schein, Inc.(c)	196,027	14,803,959
Health Care Equipment–2.48%
Baxter International, Inc.	210,794	9,009,335
Becton, Dickinson and Co.	51,082	12,640,241
Medtronic PLC	174,498	15,207,501
		36,857,077
Health Care Facilities–1.16%
Universal Health Services, Inc., Class B	94,752	17,288,450
Health Care Services–1.69%
CVS Health Corp.	314,288	25,067,611
Health Care Supplies–0.41%
DENTSPLY SIRONA, Inc.	182,940	6,071,778
Hotels, Resorts & Cruise Lines–0.10%
Booking Holdings, Inc.	420	1,523,710
Household Products–2.06%
Kimberly-Clark Corp.	152,185	19,685,130
Reckitt Benckiser Group PLC (United Kingdom)	191,411	10,911,390
		30,596,520
Industrial Conglomerates–1.41%
General Electric Co.	119,421	20,961,968
Integrated Oil & Gas–5.69%
Chevron Corp.	202,926	32,009,547
Exxon Mobil Corp.	151,675	17,630,702
Shell PLC, ADR (Netherlands)	83,843	5,620,835
Suncor Energy, Inc. (Canada)	790,861	29,190,679
		84,451,763
Interactive Media & Services–4.19%
Alphabet, Inc., Class A(c)	170,569	25,743,979
Meta Platforms, Inc., Class A	75,256	36,542,809
		62,286,788
Investment Banking & Brokerage–1.97%
Goldman Sachs Group, Inc. (The)	46,695	19,504,035
Morgan Stanley	103,647	9,759,401
		29,263,436
IT Consulting & Other Services–1.97%
Cognizant Technology Solutions Corp., Class A	219,138	16,060,624
DXC Technology Co.(c)	624,660	13,249,039
		29,309,663
Life & Health Insurance–1.00%
MetLife, Inc.	200,071	14,827,262
Managed Health Care–2.98%
Elevance Health, Inc.	63,905	33,137,299

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Managed Health Care–(continued)
Humana, Inc.	32,202	$11,165,077
		44,302,376
Movies & Entertainment–1.44%
Walt Disney Co. (The)	135,088	16,529,368
Warner Bros. Discovery, Inc.(c)	550,706	4,807,663
		21,337,031
Multi-line Insurance–1.75%
American International Group, Inc.	333,249	26,050,074
Multi-Utilities–1.29%
Dominion Energy, Inc.	387,947	19,083,113
Oil & Gas Exploration & Production–3.47%
ConocoPhillips	109,338	13,916,541
Hess Corp.	88,771	13,550,005
Marathon Oil Corp.	485,395	13,756,094
Pioneer Natural Resources Co.	39,005	10,238,813
		51,461,453
Oil & Gas Storage & Transportation–0.67%
Cheniere Energy, Inc.	61,742	9,957,750
Packaged Foods & Meats–1.41%
Kraft Heinz Co. (The)	422,369	15,585,416
Tyson Foods, Inc., Class A	90,086	5,290,751
		20,876,167
Paper & Plastic Packaging Products & Materials–1.41%
International Paper Co.	538,483	21,011,607
Pharmaceuticals–6.41%
AstraZeneca PLC (United Kingdom)	89,514	12,025,649
Bristol-Myers Squibb Co.(b)	211,584	11,474,200
Johnson & Johnson	128,757	20,368,070
Merck & Co., Inc.	207,623	27,395,855
Sanofi S.A., ADR	493,342	23,976,421
		95,240,195
Property & Casualty Insurance–1.11%
Allstate Corp. (The)	95,104	16,453,943
Regional Banks–3.66%
Citizens Financial Group, Inc.	561,093	20,362,065
Huntington Bancshares, Inc.	1,330,969	18,567,018
M&T Bank Corp.	106,437	15,480,197
		54,409,280
Restaurants–1.25%
Starbucks Corp.	203,175	18,568,163
Shares		Value
Semiconductors–4.38%
Intel Corp.	425,876	$18,810,943
NXP Semiconductors N.V. (China)	97,424	24,138,744
QUALCOMM, Inc.	130,517	22,096,528
		65,046,215
Soft Drinks & Non-alcoholic Beverages–1.98%
Coca-Cola Co. (The)	207,825	12,714,734
Keurig Dr Pepper, Inc.	541,741	16,615,196
		29,329,930
Systems Software–2.64%
Microsoft Corp.	93,002	39,127,801
Telecom Tower REITs–0.40%
SBA Communications Corp., Class A	27,096	5,871,703
Tobacco–2.37%
Philip Morris International, Inc. (Switzerland)	384,377	35,216,621
Wireless Telecommunication Services–0.79%
T-Mobile US, Inc.	71,899	11,735,355
Total Common Stocks & Other Equity Interests (Cost $938,494,153)		1,452,610,170
Money Market Funds–2.47%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	12,817,222	12,817,222
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	9,151,128	9,154,788
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	14,648,253	14,648,253
Total Money Market Funds (Cost $36,620,855)		36,620,263
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $975,115,008)		1,489,230,433
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.49%
Invesco Private Government Fund, 7.57%(d)(e)(f)	14,505,197	14,505,197
Invesco Private Prime Fund, 5.49%(d)(e)(f)	37,280,058	37,298,698
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,803,895)		51,803,895
TOTAL INVESTMENTS IN SECURITIES–103.78% (Cost $1,026,918,903)		1,541,034,328
OTHER ASSETS LESS LIABILITIES—(3.78)%		(56,118,785)
NET ASSETS–100.00%		$1,484,915,543
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,988,033	$30,835,865	$(22,006,676)	$-	$-	$12,817,222	$143,444
Invesco Liquid Assets Portfolio, Institutional Class	2,851,477	22,025,617	(15,719,055)	(1,448)	(1,803)	9,154,788	105,524
Invesco Treasury Portfolio, Institutional Class	4,557,752	35,240,988	(25,150,487)	-	-	14,648,253	163,490
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,180,876	71,416,616	(75,092,295)	-	-	14,505,197	84,837*
Invesco Private Prime Fund	46,750,825	133,269,003	(142,715,864)	(6,431)	1,165	37,298,698	225,752*
Total	$76,328,963	$292,788,089	$(280,684,377)	$(7,879)	$(638)	$88,424,158	$723,047

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/26/2024	Deutsche Bank AG	EUR	485,201	USD	526,136	$2,196
04/26/2024	Goldman Sachs International	GBP	625,684	USD	795,572	5,766
04/26/2024	Royal Bank of Canada	EUR	10,775,049	USD	11,714,859	79,515
04/26/2024	Royal Bank of Canada	GBP	10,323,570	USD	13,131,045	99,515
Subtotal—Appreciation						186,992
Currency Risk
04/26/2024	Deutsche Bank AG	CAD	19,461,038	USD	14,363,949	(8,463)
04/26/2024	Deutsche Bank AG	GBP	321,412	USD	405,621	(100)
Subtotal—Depreciation						(8,563)
Total Forward Foreign Currency Contracts						$178,429

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,429,673,131	$22,937,039	$—	$1,452,610,170
Money Market Funds	36,620,263	51,803,895	—	88,424,158
Total Investments in Securities	1,466,293,394	74,740,934	—	1,541,034,328
Other Investments - Assets*
Forward Foreign Currency Contracts	—	186,992	—	186,992
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(8,563)	—	(8,563)
Total Other Investments	—	178,429	—	178,429
Total Investments	$1,466,293,394	$74,919,363	$—	$1,541,212,757

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund